DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

30.  DISCONTINUED OPERATIONS

On January 24, 2019, Videotron sold its 4Degrees Inc. Colocation data centers operations for an amount of $261.6 million which was fully paid in cash at the date of transaction. The determination of the final proceeds from the sale is however subject to certain adjustments based on the realization of future conditions over a period of up to 10 years. Accordingly, an estimated gain on disposal of $118.0 million will be accounted for in the first quarter of 2019, while an amount of $53.0 million from the proceeds received at the date of transaction will be deferred in connection with the estimated present value of the future conditional adjustments. The amount deferred will be revaluated on a quarterly basis and any change will be recorded in income from discontinued operations.

As a result of this transaction, tax benefits of $18.5 million, on previous years’ capital losses, were recognized in the consolidated statement of income in 2018.

In 2017, a gain of $14.6 million, was accounted for mainly for digital credits in connection with the English-language newspaper operations sold in 2015.

The results of operations and cash flows of these businesses were reclassified as discontinued operations in the consolidated statement of income and cash flows are as follows:

	2018	2017	2016
Revenues	$19.8	$19.7	$12.0
Expenses	14.6	14.8	10.6
Income taxes	1.4	1.3	0.4
Gain related to a business sold in 2015	—	(14.6)	—
Income from discontinued operations	$3.8	$18.2	$1.0

	2018	2017	2016

Cash flows related to operating activities	$10.4	$20.4	$3.3
Cash flows related to investing activities	(1.9)	(3.5)	(53.1)
Cash flows provided by (used in) discontinued operations	$8.5	$16.9	$(49.8)

Components of assets and liabilities classified as held for sale in the consolidated balance sheet are as follows:

2018

Current assets	$1.3
Property, plant and equipment	72.5
Intangible assets and goodwill	21.2
Assets held for sale	95.0
Current liabilities held for sale	(6.6)
Net assets held for sale	$88.4